SHARE-BASED COMPENSATION	3 Months Ended
Mar. 31, 2022
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

8.SHARE-BASED COMPENSATION

The Company’s share-based compensation plans includes stock options and Restricted Share Units (“RSU”). The Company has reserved up to 15% of the issued and outstanding Common Shares for the granting of stock options and RSUs to eligible Employees, Officers, Directors and external consultants.

Common shares outstanding, March 31, 2022	111,202,690
Share-based compensation available for issuance: 15%		16,680,404
Stock options outstanding, March 31, 2022		(4,830,628)
RSU outstanding, March 31, 2022		(1,730,605)
Share-based compensation available for future grants		10,119,171

(a)Stock Options

The Company granted stock options to acquire common stock through our stock option plan of which the following are outstanding as March 31:

	2022		2021
	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price
Balance, January 1	$5,257,089	$1.73	$2,923,770	$1.76
Granted	-	-	1,801,262	2.21
Forfeited	(426,461)	2.38	(10,663)	2.76
Expired	-	-	(9,810)	3.61
Exercised	-	-	(19,568)	0.73
Balance, March 31	$4,830,628	$1.73	$4,685,021	$1.93

(b)Restricted Share Units

The Company granted RSUs to Officers and Directors through our incentive share award plan. Grants of RSUs to Directors vest either immediately or on the date of the next Annual General Meeting. Grants of RSUs to Officers vest over a four-year period. The following RSUs are outstanding at March 31:

	2022	2021
Balance at Jan 1	1,581,607	-
Granted	148,998	1,527,860
Released	-	-
Cancelled	-	-
Balance, March 31	1,730,605	1,527,860

(c)Stock-Based Compensation

The following table shows the stock-based compensation expense.

	Three Months Ended
	March 31, 2022	March 31, 2021
	$	$
Stock options	212	316
RSUs	209	342
G&A - Stock options & RSUs	421	658
R&D - Stock options	172	111
Share-based compensation expense	593	769